Other Assets	12 Months Ended
Dec. 31, 2020
Miscellaneous Current Assets [Abstract]
Other Assets
14	Other Assets

(in thousands)	December 31, 2020	December 31, 2019
Prepayments on inventories	29,845	351
Prepayments related to CRO and CMO contracts	14,140	-
Sales tax receivable	4,155	7,536
Prepayments related to service contracts	3,825	-
Other	10,046	1,182
Total	€62,011	€9,069
Total current	60,966	9,069
Total non-current	1,045	-